Interest and Finance Costs Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Designated As Hedging Instrument [Member]	Dec. 31, 2013 Not Designated As Hedging Instrument [Member]	Dec. 31, 2012 Not Designated As Hedging Instrument [Member]	Dec. 31, 2011 Not Designated As Hedging Instrument [Member]	Dec. 31, 2012 Three Interest Rate Swaps Element [Member]	Dec. 31, 2011 Three Interest Rate Swaps Element [Member]	Dec. 31, 2011 Bunker Swap Disposed Prior To Maturity [Member]
Number of floating to fixed interest rate swaps	6			4		2	3
Number of bunker swap agreements held	2	3
Gain realized from disposal of bunker swap	$ (2,433)	$ (6,382)	$ (2,926)							$ 115
Notional Amount of floating to fixed interest rate swaps	362,331
Fixed interest rate	4.07%
Floating rate basis	six month LIBOR
Notional Amount of Hedging Interest Rate Derivatives Held	216,893
Fair value of hedging interest rate swaps	(11,295)	(28,835)
Net amount of cash flow hedges to be reclassified into earnings within 12 months	6,742
Change in fair value of non-hedging financial instruments	5,339	1,504	(3,844)					6,989	3,626
De-designated hedging swap loss in accumulated other comprehensive income	1,031
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	2,173	2,020	2,113			1,475	1,514
Future amortization of de-designated hedging swap loss in accumulated other comprehensive income					877
Reclassified loss from accumulated OCI to income on de-designated swaps	(698)	(506)	(808)
Fair value of bunker swap agreements	105	1,755
Change in fair value of bunker swap agreeements	$ (1,650)	$ (2,122)